Prudential Day One 2055 Fund
Schedule of Investments (unaudited) as of April 30, 2021
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Global Real Estate Fund (Class R6)	26,651	$673,734
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	42,191	803,319
PGIM QMA Commodity Strategies Fund (Class R6)*	45,035	508,896
PGIM QMA Emerging Markets Equity Fund (Class R6)	93,011	1,303,084
PGIM QMA International Developed Markets Index Fund (Class R6)	252,220	3,604,225
PGIM QMA Large-Cap Core Equity Fund (Class R6)	215,315	4,306,291
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	114,722	1,630,203
PGIM QMA US Broad Market Index Fund (Class R6)	147,898	2,802,673
PGIM Total Return Bond Fund (Class R6)	77,372	1,119,575

Total Long-Term Investments (cost $12,704,651)		16,752,000

Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $43,489)	43,489	43,489

TOTAL INVESTMENTS 100.2% (cost $12,748,140)(wd)		16,795,489
Liabilities in excess of other assets (0.2)%		(28,756)

Net Assets 100.0%		$16,766,733

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds